CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 29, 2019	Feb. 02, 2018	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 09, 2016
Short-term Debt [Line Items]
Convertible notes payable					$ 484,331	$ 61,000			$ 484,331		$ 61,000
Conversion of principal amount				$ 1,162,800
Note payable			$ 22,000		9,000		$ 22,000	$ 34,000	$ 9,000
Conversion of accrued interest				$ 38,616
Shares issued upon conversion of convertible notes payable				75,195,174
Loss on the extinguishment of debt				$ 80,227
Conversion of notes into common stock								1,956,922	640,276,078
Debt instrument, principal amount					1,564,080				$ 1,564,080
Related debt discount					78,013	$ 198,025		$ 0	78,013		198,025
Increase/decrease in derivative liability								$ 2,234,073	(1,179,556)
Debt conversion, converted instrument, shares issued								440,111,560
Beneficial conversion feature											$ 1,329,389
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable										$ 302,067
Interest rate		10.00%				10.00%					10.00%
Debt instrument, principal amount		$ 40,000			339,011	$ 191,750			339,011		$ 191,750
Exercise price		$ 0.015				$ 0.014					$ 0.014
Warrants issued						4,804,708
Related debt discount		$ 40,000				$ 19,652				0	$ 19,652
Debt discount		$ 5,000
Warrant issued to common stock		2,500,000
Increase/decrease in derivative liability		$ 553,000
Financing cost		$ 43,250
Amount of additional penalties and interest							$ 1,172,782
YLimit, LLC [Member] | February 9, 2020 [Member]
Short-term Debt [Line Items]
Shares issued upon conversion of convertible notes payable							844,844,575
Borrowing limit increased								$ 1,366,208	175,000
Fundings							$ 119,000
Golock [Member] | Amendment[Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount					53,331				53,331
Convertible notes payable					339,010				339,010
Debt instrument, description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion.
Debt conversion, converted instrument, accured interest									$ 23,102
Debt conversion, converted instrument, shares issued									100,000,000
Notes past due					285,679				$ 285,679
Lender [Member] | Amendment[Member]
Short-term Debt [Line Items]
Shares issued upon conversion of convertible notes payable							16,981,339
Notes past due			73,204				$ 73,204
Officer [Member]
Short-term Debt [Line Items]
Advanced from related party			10,000
Balance due			$ 10,000				$ 10,000
GHS Investments [Member]
Short-term Debt [Line Items]
Interest rate			8.00%				8.00%
Convertible promissory note							$ 165,000
Conversion price							$ 171
Beneficial conversion feature							$ 106,765
Note Payable [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount			$ 492,528				492,528
Convertible notes payable			364,629				364,629
Increase in convertible amount							107,000
Conversion of principal amount							857,157
Note payable			857,157				857,157
Three Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable			$ 43,500		43,500		$ 43,500		43,500	45,000
Due to related parties					28,500			$ 28,500	28,500
Conversion of notes into common stock							718,945
Three Convertible Notes [Member] | YLimit, LLC [Member]
Short-term Debt [Line Items]
Convertible notes payable					882,500	517,000			882,500		517,000
Interest rate												10.00%
Borrowing limit increased					175,000
Debt instrument, principal amount												$ 100,000
Related debt discount						$ 137,358					$ 137,358
Additional Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable					$ 256,000				256,000	369,250
Increase/decrease in derivative liability									$ 357,465	$ 559,397
Debt instrument, description									On April 29, 2019, one of the lenders entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, the Company issued (a) a warrant to purchase 2,966,986 shares of the Company’s common stock for a period of 48 months exercisable at a strike price of $.00475 with a fair value of $5,934, and (b) the conversion price of outstanding notes was changed from $.015 to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ended December 31, 2019, convertible notes of $388,207 and accrued interest were converted into 540,276,078 shares of common stock. As of December 31, 2019, the aggregate convertible notes balance to the five lenders was $299,069 and the related debt discount was $ 33,667. As of December 31, 2019, $96,069 of these notes were past due.